Intangible Assets - Schedule of Intangible Assets (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Indefinite Lived Intangible Assets By Major Class [Line Items]
Identifiable intangible asset		¥ 68,880	¥ 68,880
Less: Accumulated amortization and impairment		(4,600)
Intangible assets		64,280	68,880
Micro-Lending License [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Identifiable intangible asset		63,760	63,760
Financing Guarantee License [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Identifiable intangible asset	[1]	4,600	4,600
Factoring License [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Identifiable intangible asset	[1]	265	265
Financial Leasing License [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Identifiable intangible asset	[1]	¥ 255	¥ 255

[1]	The Group acquired Shenzhen Rongze Commerecial Co., Ltd, Zhongyu Financial Leasing and Zhongyisheng Financial Guarantee Co., Ltd. in 2018. The acquisitions met the “single or similar asset threshold” and are not considered as business combination in accordance with ASC Topic 805. In 2019, the financial guarantee licenses related to Zhongyisheng Financial Guarantee Co., Ltd. was revoked and therefore full impairment was provided.